Sterling Capital Small Cap Value Diversified Fund | Class A, B and C Shares
Summary Sterling Capital Small Cap Value Diversified Fund (formerly Sterling Capital Small Value Fund)
Investment Objective
The Fund seeks maximum long-term total return consistent with reasonable risk to principal, by investing primarily in equity securities.
Fee Table
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Sterling Capital Funds. More information about these and other discounts is available from your financial professional and in “Distribution Arrangements/Sales Charges” on page 155 of the Fund’s prospectus and in “Sales Charges” on page 42 of the Fund’s statement of additional information (“SAI”).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Sterling Capital Small Cap Value Diversified Fund Class A, B and C Shares (USD $)	Class A Shares	Class B Shares		Class C Shares
Maximum Sales Charge (load) on Purchases (as a % of offering price)	5.75%	none		none
Maximum Deferred Sales Charge (load) (as a % of the lesser of the cost of your shares or their net asset value at the time of redemption)	none	5.00%	[1]	1.00%
Redemption Fee	none	none		none
[1]	A contingent deferred sales charge ("CDSC") on Class B Shares declines over six years starting with year one and ending on the sixth anniversary from the date of purchase: 5%, 4%, 3%, 3%, 2%, 1%.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Sterling Capital Small Cap Value Diversified Fund Class A, B and C Shares		Class A Shares	Class B Shares	Class C Shares
Management Fees		0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.27%	0.27%	0.27%
Acquired Fund Fees and Expenses	[1]	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses	[1]	1.28%	2.03%	2.03%
[1]	The Total Annual Fund Operating Expenses in the table above include fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies. To the extent that the Fund invests in acquired funds, Total Fund Operating Expenses will not correlate to the ratio of expenses to average net assets in the Fund's Financial Highlights since the Financial Highlights reflect actual operating expenses of the Fund and do not include Acquired Fund Fees and Expenses.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Sterling Capital Small Cap Value Diversified Fund Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	698	958	1,237	2,031
Class B Shares	606	937	1,193	2,166
Class C Shares	206	637	1,093	2,358

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Sterling Capital Small Cap Value Diversified Fund Class A, B and C Shares (USD $)	1 Year	3 Years	5 Years	10 Years
Class A Shares	698	958	1,237	2,031
Class B Shares	206	637	1,093	2,166
Class C Shares	206	637	1,093	2,358

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 176.62% of the average value of its portfolio.
Strategy, Risks and Performance Principal Strategy
To pursue its investment objective, the Fund invests, under normal circumstances, at least 80% of its net assets plus borrowings for investment purposes in the equity securities of small capitalization companies. Small companies are defined as companies with market capitalizations within the range of those companies in the Russell 2000® Value Index at the time of purchase. As of January 21, 2014, the smallest company in the Russell 2000® Value Index had a market capitalization of $15.35 million and the largest company had a market capitalization of $5.70 billion.

The Fund invests primarily in U.S. traded equity securities of small capitalization companies. The term “U.S. traded equity securities” refers to domestically traded U.S. common stocks (including securities of real estate investment trusts (“REITs”), and U.S. traded equity stocks of foreign companies (including stocks of issuers located in emerging markets).

Sterling Capital Management LLC (“Sterling Capital”) applies “behavioral finance” principles in the construction of the Fund’s portfolio. Behavioral finance theorizes that investment decisions are often influenced by biases, heuristics and emotion, and that investors can be predictable (and, at times, irrational) in their decision making. These emotionally charged investment decisions can lead to stock price anomalies that create buying opportunities in the marketplace. Sterling Capital seeks to capitalize on these behaviorally driven market anomalies by employing a disciplined investment process that ranks companies in the Fund’s investment universe based on a number of factors, such as valuation, price momentum and earnings revisions, and also takes into account such factors as liquidity and sector exposure to construct a diversified portfolio. Sterling Capital considers selling a security when the security’s ranking becomes less attractive and/or in light of liquidity, sector exposure or diversification considerations.
Principal Risks
All investments carry a certain amount of risk and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not a deposit or obligation of any bank, is not endorsed or guaranteed by any bank and is not insured by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. You may lose money by investing in the Fund. Below are all of the principal risks of investing in the Fund.

Market Risk: The possibility that the Fund’s stock holdings will decline in price because of a broad stock market decline. Markets generally move in cycles, with periods of rising prices followed by periods of falling prices. The value of your investment will tend to increase or decrease in response to these movements.

Small Company Risk: Investing in smaller, lesser-known companies involves greater risk than investing in those that are more established. A small company’s financial well-being may, for example, depend heavily on just a few products or services. In addition, small company stocks tend to trade less frequently and in lesser quantities than those of larger firms.

Investment Style Risk: The possibility that the market segment on which this Fund focuses — small company stocks ,value stocks and momentum stocks — will underperform other kinds of investments or market averages. A value stock may decrease in price or may not increase in price as anticipated by the portfolio manager if other investors fail to recognize the company’s value or the factors that the portfolio manager believes will cause the stock price to increase do not occur. A stock owned primarily for its momentum characteristics may start to underperform abruptly.

Company-Specific Risk: The possibility that a particular stock may lose value due to factors specific to the company itself, including deterioration of its fundamental characteristics, an occurrence of adverse events at the company, or a downturn in its business prospects.

Middle Capitalization Company Risk: Investments in middle capitalization companies may be riskier, more volatile and more vulnerable to economic, market and industry changes than investments in larger, more established companies. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term.

Foreign Investment Risk: Foreign securities involve risks not typically associated with investing in U.S. securities. Foreign securities may be adversely affected by various factors, including currency fluctuations and social, economic or political instability.

Emerging Markets Risk: The risks associated with foreign investments (see “Foreign Investment Risk” above) are particularly pronounced in connection with investments in emerging markets.

REIT Risk: Real estate-related investments may decline in value as a result of factors affecting the real estate industry. Risks associated with investments in securities of companies in the real estate industry include decline in the value of the underlying real estate, default, prepayment, changes in value resulting from changes in interest rates and demand for real and rental property, and the management skill and creditworthiness of REIT issuers. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which the Fund invests.

Active Trading Risk: The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and may increase the amount of taxes that a shareholder pays, by increasing the amount of the Fund’s realized capital gains and increasing the proportion of the Fund’s realized capital gains that are short-term capital gains.

For more information about the Fund’s risks, please see the “Additional Investment Strategies and Risks” section in this Prospectus.
Performance
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class A Shares. The table shows how the Fund’s average annual returns for 1, 5 and 10 years and since the Fund’s inception compared with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by visiting www.sterlingcapitalfunds.com or by calling 1-800-228-1872.

Sales charges are not reflected in the bar chart, and if those charges were included, returns would be less than those shown.
Class A Shares Annual Total Returns for years ended 12/31	[1]
[1]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

Best quarter: 32.90% 06/30/09 Worst quarter: –27.72% 12/31/08
Average Annual Total Returns as of December 31, 2013	[1]
Average Annual Total Returns Sterling Capital Small Cap Value Diversified Fund Class A, B and C Shares	1 Year		5 Years		10 Years		Since Inception		Inception Date
Class A Shares Return Before Taxes	30.05%	[1]	20.79%	[1]	8.53%	[1]	10.10%	[1]	Feb. 01, 2010
Class A Shares Return After Taxes on Distributions	25.37%	[1]	19.55%	[1]	6.62%	[1]	8.33%	[1]	Feb. 01, 2010
Class A Shares Return After Taxes on Distributions and Sale of Fund Shares	19.10%	[1]	16.88%	[1]	6.69%	[1]	8.07%	[1]	Feb. 01, 2010
Class B Shares Return Before Taxes	31.86%	[1]	21.34%	[1]	8.86%	[1]	10.29%	[1]	Feb. 01, 2010
Class C Shares Return Before Taxes	36.95%	[1]	21.53%	[1]	8.86%	[1]	10.30%	[1]	Feb. 01, 2010
Russell 2000® Value Index (reflects no deductions for fees, expenses, or taxes)	34.52%	[1]	17.64%	[1]	8.61%	[1]	9.91%	[1]	Jan. 31, 1997
[1]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.

After-tax returns are shown only for Class A Shares and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares will vary.

[1]	Performance for Class A, Class B and Class C Shares for periods prior to inception on February 1, 2010 is based on the performance of the Institutional Shares of the Fund. Institutional Shares are not offered in this prospectus. The performance information for the Institutional Shares prior to 12/18/06 is based on the performance of the Institutional Shares of the Fund's predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisors' Inner Circle Fund (the "Predecessor Fund"), which transferred all of its assets and liabilities to the Fund pursuant to a reorganization. Information prior to 3/16/01 relates to the UAM Fund Inc.'s Sterling Partners' Small Cap Value Portfolio, the assets of which were acquired by the Predecessor Fund.